SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
Trade payables	$ 22,000	$ 82,560
Interest payables	3,168,915	3,000,465
Other payables	9,590,986	6,636,288
Accrued charges	182,150	169,000
Provision for long service payment	146,144
Provision for reinstatement cost	26,300	26,300
Total	$ 13,136,495	$ 9,914,613